Equity (Details Narrative) - USD ($) $ in Millions	Feb. 19, 2025	Jan. 31, 2025	Feb. 22, 2024	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Share capital				$ 61,614
Number of shares issued and fully paid				4,539,007,580
Number of shares repurchased	120,000,000
USD [Member]
IfrsStatementLineItems [Line Items]
Additional remuneration reserve	$ 1,596	$ 1,448	$ 2,364
BRL [Member]
IfrsStatementLineItems [Line Items]
Additional remuneration reserve	$ 9,143	$ 8,091	$ 11,722